GLOBAL X FUNDS
(THE “TRUST”)

Global X U.S. Preferred ETF (PFFD)
Global X Variable Rate Preferred ETF (PFFV)

SUPPLEMENT DATED MAY 23, 2025
TO THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED APRIL 1, 2025 FOR THE ABOVE SERIES OF THE TRUST (EACH, A “FUND”), AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in each Fund’s Summary Prospectus, Statutory Prospectus and/or SAI, as applicable.

After the close of business on May 31, 2025, the following changes will occur, subject to further updates:

1. With respect to the Global X U.S. Preferred ETF:

aChange to the Methodology of the Underlying Index. Effective after the close of business on May 31, 2025, the third paragraph in the section of the Fund’s Summary Prospectus and Statutory Prospectus titled “PRINCIPAL INVESTMENT STRATEGIES” is hereby deleted in its entirety and replaced with the following:

Constituents in the Underlying Index are capitalization-weighted based on their current amount outstanding times the market price plus accrued interest. The total allocation to an individual issuer across the Underlying Index is capped at 4.75%, and the aggregate weight of all issuers with a weight greater than 4.5% is capped at 23% each month. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include financials, real estate, telecommunications and utility companies. The Underlying Index is rebalanced quarterly and reweighted monthly. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

Similarly, the second paragraph in the section of the Fund’s Statutory Prospectus and SAI titled “INFORMATION REGARDING THE INDICES AND THE INDEX PROVIDERS – ICE BofA Diversified Core U.S. Preferred Securities Index” is hereby deleted in its entirety and replaced with the following:

Constituents in the Underlying Index are capitalization-weighted based on their current amount outstanding times the market price plus accrued interest. The total allocation to an individual issuer across the Underlying Index is capped at 4.75%, and the aggregate weight of all issuers with a weight greater than 4.5% is capped at 23% each month. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include financials, real estate, telecommunications and utility companies. The Underlying Index is rebalanced quarterly and reweighted monthly.

2. With respect to the Global X Variable Rate Preferred ETF:

aChange to the Methodology of the Underlying Index. Effective after the close of business on May 31, 2025, the third paragraph in the section of the Fund’s Summary Prospectus and Statutory Prospectus titled “PRINCIPAL INVESTMENT STRATEGIES” is hereby deleted in its entirety and replaced with the following:

Constituents in the Underlying Index are capitalization-weighted based on their current amount outstanding times the market price plus accrued interest. The total allocation to an individual issuer across the Underlying Index is capped at 4.75%, and the aggregate weight of all issuers with a weight greater than 4.5% is capped at 23% each month. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the

Underlying Index primarily include financials companies. The Underlying Index is rebalanced quarterly and reweighted monthly. The Underlying Index may include securities that are rated below investment grade or that are unrated but may be deemed to be of a comparable quality. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

Similarly, the second paragraph in the section of the Fund’s Statutory Prospectus and SAI titled “INFORMATION REGARDING THE INDICES AND THE INDEX PROVIDERS – ICE U.S. Variable Rate Preferred Securities Index” is hereby deleted in its entirety and replaced with the following:

Constituents in the Underlying Index are capitalization-weighted based on their current amount outstanding times the market price plus accrued interest. The total allocation to an individual issuer across the Underlying Index is capped at 4.75%, and the aggregate weight of all issuers with a weight greater than 4.5% is capped at 23% each month. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include financials companies. The Underlying Index is rebalanced quarterly and reweighted monthly. The Underlying Index may include securities that are rated below investment grade or that are unrated but may be deemed to be of a comparable quality.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE